Commitments and Contingencies (Details 3) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2013	Mar. 28, 2014	Oct. 29, 2013	Dec. 31, 2008	Dec. 17, 2013	May 31, 2014	Mar. 09, 2012	Dec. 31, 2010	Feb. 27, 2014
Spectrum Investments
Unrecognized tax benefits		$ 145,884,000	$ 185,669,000	$ 190,935,000								$ 170,226,000
Accelerated period to meet Final Build-Out Requirement on failure to meet Interim Build-Out Requirement		1 year
Dividend paid to DOC	650,000,000		907,230,000	3,500,000,000
Wireless Spectrum
Spectrum Investments
Aggregate reserve price of H Block wireless spectrum					1,564,000,000
Dish Network
Spectrum Investments
Payment to acquire certain 700 MHz wireless licenses								712,000,000
700 MHz Interim Build-Out Requirement (as a percent)	35.00%	35.00%
700 MHz Final Build-Out Requirement (as a percent)	70.00%	70.00%
Modified 700 MHz Interim Build-Out Requirement (as a percent)							40.00%
Modified 700 MHz Final Build-Out Requirement (as a percent)							70.00%
Accelerated period to meet Modified 700 MHz Build-Out Requirement on failure to meet Modified 700 MHz Interim Build-Out Requirement	1 year						1 year
Dividend paid to DOC						650,000,000
Dish Network | Subsequent event
Spectrum Investments
Dividend paid to DOC		650,000,000
Dish Network | Wireless Spectrum
Spectrum Investments
Extension term of AWS-4 Final Build-Out Requirement					1 year		1 year
Accelerated period to meet Final Build-Out Requirement on failure to meet Interim Build-Out Requirement	1 year
Aggregate bid price													1,564,000,000
Payment to meet H Block auction requirements									328,000,000
Remaining balance amount due of H Block spectrum licenses									1,236,000,000
Maximum period of payment for clearance cost from issuance of the H Block licenses		30 days
H Block Interim Build-Out Requirement (as a percent)	40.00%	40.00%
Accelerated period to meet Interim Build-Out Requirement		4 years
Accelerated period to meet Final Build-Out Requirement		10 years
H Block Final Build-Out Requirement (as a percent)	75.00%	75.00%
Accelerated period to meet Build-Out Requirement on failure	2 years	2 years
Accelerated period to meet final Build-Out Requirement on failure		8 years
Dish Network | Wireless Spectrum | UTAM, Inc.
Spectrum Investments
Payment for clearance costs associated with the lower H Block spectrum		13,000,000								13,000,000
Dish Network | Wireless Spectrum | Sprint
Spectrum Investments
Payment for clearance costs associated with the upper H Block spectrum		95,000,000								95,000,000
Dish Network | Wireless Spectrum | Subsequent event
Spectrum Investments
Aggregate bid price													1,564,000,000
Dish Network | DBSD North America and TerreStar Transactions | Wireless Spectrum
Spectrum Investments
Purchase price											$ 2,860,000,000
AWS-4 Interim Build-Out Requirement (as a percent)	40.00%	40.00%
AWS-4 Final Build-Out Requirement (as a percent)	70.00%	70.00%
Dish Network | Networks Inc. Terrestal
Spectrum Investments
Percentage of equity acquired											100.00%